GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Goodwill
	December 31,
	2015	2014
Goodwill, beginning of the year	$727,875	$727,875
Acquisitions	84,137	—

Goodwill, end of the year	$812,012	$727,875

Other Intangible Assets, Net

Net other intangible assets consisted of the following:

	Useful	December 31,
	life	2015	2014
Original amount:
Core technology	8	$17,464	$1,929
Trademarks and trade names	15 - 20	25,520	25,520
Customer relationships	5 - 6	2,097	2,097

		45,081	29,546

Accumulated amortization:
Core technology		2,560	753
Trademarks and trade names		14,510	12,934
Customer relationships		2,003	1,774

		19,073	15,461

Other intangible assets, net:
Core technology		14,904	1,176
Trademarks and trade names		11,010	12,586
Customer relationships		94	323

		$26,008	$14,085

Estimated Future Amortization Expense of Other Intangible Assets	The estimated future amortization expense of other intangible assets as of December 31, 2015 is as follows:

2016	$3,853
2017	3,759
2018	3,759
2019	3,734
2020	3,518
Thereafter	7,385

$26,008